UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: May 31

Date of reporting period: August 31, 2018

Item 1. Schedule of Investments.

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	Common Stocks – 94.8%
	Communications – 2.8%
151,960	Quotient Technology, Inc.*	$2,271,802

	Consumer Discretionary – 13.8%
119,075	Callaway Golf Co.	2,716,101
84,075	Cinemark Holdings, Inc.	3,137,679
135,700	Gentex Corp.	3,172,666
123,775	Michaels Cos., Inc.*	2,102,937
		11,129,383
	Financials – 3.0%
71,900	Artisan Partners Asset Management, Inc. - Class A	2,383,485

	Health Care – 8.2%
80,825	Catalent, Inc.*	3,378,485
12,875	Hill-Rom Holdings, Inc.	1,252,351
33,125	Medpace Holdings, Inc.*	1,980,544
		6,611,380
	Industrials – 24.6%
18,550	Clean Harbors, Inc.*	1,272,345
80,950	Douglas Dynamics, Inc.	3,707,510
57,500	Generac Holdings, Inc.*	3,190,675
53,350	Hillenbrand, Inc.	2,728,852
120,575	Mistras Group, Inc.*	2,750,316
40,700	Mobile Mini, Inc.	1,746,030
87,950	SP Plus Corp.*	3,421,255
32,550	TriMas Corp.*	999,285
		19,816,268
	Materials – 6.6%
48,450	Compass Minerals International, Inc.	3,030,547
130,625	Owens-Illinois, Inc.*	2,308,144
		5,338,691
	Technology – 35.8%
49,025	Bottomline Technologies, Inc.*	3,234,179
51,050	Cornerstone OnDemand, Inc.*	2,887,388
20,825	EPAM Systems, Inc.*	2,976,517
46,750	ExlService Holdings, Inc.*	2,995,740
166,525	Knowles Corp.*	3,019,098
28,600	LogMeIn, Inc.	2,458,170
74,875	Shutterstock, Inc.	4,121,120
25,920	Synopsys, Inc.*	2,647,469
21,000	Total System Services, Inc.	2,039,940

Bernzott U.S. Small Cap Value Fund

SCHEDULE OF INVESTMENTS – Continued

As of August 31, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	Technology (Continued)
50,200	Verint Systems, Inc.*	$2,437,210
		28,816,831
	Total Common Stocks (Cost $53,627,080)	76,367,840

Principal Amount
	Short-Term Investments – 6.6%
$5,362,118	UMB Money Market Fiduciary, 0.25%[1]	5,362,118

	Total Short-Term Investments (Cost $5,362,118)	5,362,118

	Total Investments – 101.4% (Cost $58,989,198)	81,729,958
	Liabilities in Excess of Other Assets – (1.4)%	(1,165,404)

	Total Net Assets – 100.0%	$80,564,554

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Bernzott U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS

August 31, 2018 (Unaudited)

Note 1 – Organization

Bernzott U.S. Small Cap Value Fund (the ‘‘Fund’’) is organized as a diversified series of Investment Manager Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide capital appreciation. The Fund will invest primarily in a diversified portfolio of equity securities. The Fund commenced investment operations on September 11, 2012.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Note 3 – Federal Income Taxes

At August 31, 2018, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$60,013,876

Gross unrealized appreciation	$23,498,142
Gross unrealized depreciation	(1,782,060)

Net unrealized appreciation on investments	$21,716,082

Bernzott U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

August 31, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3*	Total
Investments
Common Stocks[1]	$76,367,840	$-	$-	$76,367,840
Short-Term Investments	5,362,118	-	-	5,362,118
Total Investments	$81,729,958	$-	$-	$81,729,958

Bernzott U.S. Small Cap Value Fund

NOTES TO SCHEDULE OF INVESTMENTS – Continued

August 31, 2018 (Unaudited)

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	10/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	10/30/18

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	10/30/18